UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West T. Rowe Price Mid Cap Growth Fund (Initial Class and Class L)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

For the 12-month period ended December 31, 2014, the Great-West T. Rowe Price Mid Cap Growth Fund (Initial Class shares) returned 12.78%, which outpaced its benchmark, the Russell Midcap Growth Index. Broadly speaking, stock selection accounted for the outperformance, and sector allocation contributed as well. On the sector level, consumer discretionary and health care helped relative results, while industrials and business services detracted.

U.S. equities rose in 2014 for the sixth consecutive year. As measured by various Russell indexes, large-cap stocks significantly outpaced small- and mid-caps, while value strategies outperformed growth among mid-caps. Within the benchmark, health care led returns, followed by telecommunication services and utilities, while energy ended deep in negative territory.

Consumer discretionary proved to be the greatest contributor to relative results, due to stock selection. Among the outperformers were CarMax, Norwegian Cruise Line, and Marriott. One of the largest U.S. car retailers, CarMax benefited as many more leased cars came onto the used vehicle market, increasing traffic and sales at the company’s stores. Norwegian Cruise Line’s shares rose as oil prices fell and the company revised its outlook for the Caribbean market upward. Hotel operator Marriott posted solid results and repurchased shares. We remain cautious in this sector, and our overall allocation is lower than it has been historically. We continue to focus on firms that dominate their respective market niches.

A strategic overweight and beneficial stock choices made health care another area of relative strength. Puma Biotechnology and CareFusion were two key contributors here. A leader in medication dispensing systems and infusion pumps, CareFusion benefited from the announcement that it would be acquired by the medical technology company Becton, Dickinson & Company. Puma Biotechnology, a developer and acquirer of innovative cancer therapies, received favorable trial results for a breast cancer drug that may also have future applications in the treatment of other forms of cancer. We eliminated our position on strength. The Fund is overweight the benchmark in the health care sector. Despite potential challenges from economic conditions and the uncertainties surrounding the implementation of health care reform, we continue to favor this sector due to the many factors working in its favor.

In industrials and business services, our stock holdings underperformed their benchmark peers. A notable detractor here was DigitalGlobe, which provides geographic imagery collected by its network of proprietary satellites. Over the past year, delays in the launch of a new satellite led to a more muted outlook. In the industrials and business services sector, we favor well-run companies with exposure to high-growth end markets, and we believe we are still in the early stages of a manufacturing rebound.

While overall inflation has remained tame, we expect that rising wage costs in the U.S. will squeeze record profit margins. Nevertheless, we think the pace of labor cost increases should be manageable, as companies also enjoy modest sales gains. We note that fourth-quarter earnings reports should provide greater clarity on the overall impact on profits of the decline in oil prices, as some firms benefit from increased discretionary spending, particularly on the part of lower-income consumers.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	S&P MidCap 400 Index	Russell MidCap Growth Index
	10,000.00	10,000.00	10,000.00
2005	11,414.00	11,256.00	11,210.00
2006	12,184.45	12,417.39	12,404.99
2007	14,238.74	13,408.18	13,822.88
2008	8,491.99	8,550.40	7,696.58
2009	12,301.49	11,746.53	11,259.32
2010	15,690.92	14,875.81	14,229.53
2011	15,425.75	14,618.46	13,994.75
2012	17,534.45	17,232.24	16,207.31
2013	23,909.83	23,005.10	22,000.09
2014	26,965.80	25,252.31	24,618.64

Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years/Since Inception
Initial Class	12.78%	17.00%	10.43%
Class L	12.49%	N/A	19.58%*

*Since inception on August 12, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2014

Sector	% of Fund Investments
Consumer, Non-cyclical	27.59%
Industrial	18.55
Consumer, Cyclical	14.53
Technology	11.68
Financial	9.15
Communications	7.42
Energy	3.53
Basic Materials	2.13
Utilities	0.09
Short Term Investments	5.33
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/14)	(12/31/14)	(07/01/14 – 12/31/14)
Initial Class
Actual	$1,000.00	$1,063.15	$5.36

Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.25

Class L
Actual	$1,000.00	$1,061.61	$6.80

Hypothetical (5% return before expenses)	$1,000.00	$1,018.61	$6.66

*Expenses are equal to the Fund’s annualized expense ratio of 1.03% for the Initial Class shares or 1.30% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

COMMON STOCK
Basic Materials — 2.17%
71,000	Celanese Corp Class A	$4,257,160
158,000	Franco-Nevada Corp	7,780,323
100,000	RPM International Inc	5,071,000
71,000	Silver Wheaton Corp	1,443,430

		18,551,913

Communications — 7.54%
12,000	Charter Communications Inc Class A (a)	1,999,440
119,929	Coupons.com Inc (a)(b)	2,128,740
195,000	DigitalGlobe Inc (a)	6,039,150
61,000	FactSet Research Systems Inc	8,585,750
42,000	GrubHub Inc (a)	1,525,440
488,000	JDS Uniphase Corp (a)	6,695,360
9,000	LinkedIn Corp Class A (a)	2,067,390
158,000	Motorola Solutions Inc	10,598,640
8,000	Netflix Inc (a)	2,732,880
12,000	Palo Alto Networks Inc (a)(b)	1,470,840
244,000	T-Mobile US Inc (a)	6,573,360
33,000	TripAdvisor Inc (a)	2,463,780
174,000	VeriSign Inc (a)(b)	9,918,000
16,000	Zillow Inc Class A (a)(b)	1,694,240

		64,493,010

Consumer, Cyclical — 14.77%
18,000	AutoZone Inc (a)	11,143,980
262,000	CarMax Inc (a)	17,443,960
3,000	Chipotle Mexican Grill Inc (a)	2,053,530
104,000	Choice Hotels International Inc	5,826,080
80,000	Dollar General Corp (a)	5,656,000
159,000	Fastenal Co	7,562,040
26,000	Five Below Inc (a)	1,061,580
53,000	Hanesbrands Inc	5,915,860
95,000	Harley-Davidson Inc	6,261,450
35,000	Harman International Industries Inc	3,734,850
79,000	L Brands Inc	6,837,450
88,000	Marriott International Inc Class A	6,866,640
97,000	Michaels Cos Inc (a)	2,398,810
269,000	Norwegian Cruise Line Holdings Ltd (a)(b)	12,578,440
63,000	O’Reilly Automotive Inc (a)	12,135,060
987,000	Rite Aid Corp (a)	7,422,240
14,000	Tesla Motors Inc (a)(b)	3,113,740
44,000	WABCO Holdings Inc (a)	4,610,320
124,000	Wolverine World Wide Inc	3,654,280

		126,276,310

Consumer, Non-cyclical — 28.05%
40,000	Align Technology Inc (a)	2,236,400
183,000	Alkermes PLC (a)	10,716,480
17,000	Alnylam Pharmaceuticals Inc (a)	1,649,000
110,000	Aramark Holdings Corp	3,426,500
313,000	Bruker Corp (a)	6,141,060
227,000	CareFusion Corp (a)	13,470,180

Shares		Fair Value

Consumer, Non-cyclical — (continued)
180,000	Catalent Inc (a)	$5,018,400
66,000	Cooper Cos Inc	10,697,940
70,000	Covance Inc (a)	7,268,800
10,000	Cubist Pharmaceuticals Inc (a)	1,006,500
242,000	DENTSPLY International Inc	12,891,340
118,000	Envision Healthcare Holdings Inc (a)	4,093,420
105,000	Equifax Inc	8,491,350
114,000	Gartner Inc Class A (a)	9,599,940
105,000	Global Payments Inc	8,476,650
70,000	Henry Schein Inc (a)	9,530,500
70,000	Hertz Global Holdings Inc (a)(b)	1,745,800
177,000	Hospira Inc (a)	10,841,250
52,000	IDEXX Laboratories Inc (a)	7,710,040
23,000	Illumina Inc (a)	4,245,340
70,000	Incyte Corp Ltd (a)	5,117,700
23,000	Intuitive Surgical Inc (a)	12,165,620
83,000	ManpowerGroup Inc	5,658,110
87,000	MEDNAX Inc (a)	5,751,570
27,000	Pharmacyclics Inc (a)(b)	3,301,020
53,000	Quanta Services Inc (a)	1,504,670
35,000	Sirona Dental Systems Inc (a)	3,057,950
176,000	Sprouts Farmers Market Inc (a)	5,980,480
86,000	Teleflex Inc	9,874,520
33,000	Towers Watson & Co Class A	3,734,610
52,000	TreeHouse Foods Inc (a)	4,447,560
70,000	Universal Health Services Inc Class B	7,788,200
212,000	Vantiv Inc Class A (a)	7,191,040
123,000	Verisk Analytics Inc Class A (a)	7,878,150
35,000	Vertex Pharmaceuticals Inc (a)	4,158,000
246,000	WhiteWave Foods Co Class A (a)	8,607,540
88,000	Whole Foods Market Inc	4,436,960

		239,910,590

Energy — 3.59%
53,000	Concho Resources Inc (a)	5,286,750
133,000	CONSOL Energy Inc	4,496,730
122,000	EQT Corp	9,235,400
28,000	Pioneer Natural Resources Co	4,167,800
141,000	Range Resources Corp	7,536,450
1,300	WPX Energy Inc (a)	15,119

		30,738,249

Financial — 9.31%
139,000	CBOE Holdings Inc	8,815,380
211,000	CoreLogic Inc (a)	6,665,490
354,000	FNF Group	12,195,300
141,000	HCC Insurance Holdings Inc	7,546,320
37,000	Intercontinental Exchange Inc	8,113,730
60,000	Jones Lang LaSalle Inc	8,995,800
36,000	Lending Club Corp (a)	910,800
123,000	LPL Financial Holdings Inc	5,479,650
261,000	Progressive Corp	7,044,390
244,000	TD Ameritrade Holding Corp	8,730,320

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Financial — (continued)
114,200	Willis Group Holdings PLC	$5,117,302

		79,614,482

Industrial — 18.86%
53,000	Acuity Brands Inc	7,423,710
246,000	Agilent Technologies Inc	10,071,240
174,000	AMETEK Inc	9,157,620
275,000	Babcock & Wilcox Co	8,332,500
70,000	Ball Corp	4,771,900
18,000	Cognex Corp (a)	743,940
117,000	Colfax Corp (a)(b)	6,033,690
61,000	FEI Co	5,511,350
157,000	IDEX Corp	12,220,880
88,000	JB Hunt Transport Services Inc	7,414,000
55,000	Kansas City Southern	6,711,650
177,000	Keysight Technologies Inc (a)	5,977,290
46,000	Martin Marietta Materials Inc	5,074,720
8,000	Mettler-Toledo International Inc (a)	2,419,680
54,000	Mobileye NV (a)(b)	2,190,240
35,000	Nordson Corp	2,728,600
147,000	Pall Corp	14,877,870
195,000	Rexnord Corp (a)	5,500,950
70,000	Roper Industries Inc	10,944,500
192,000	Sensata Technologies Holding NV (a)	10,062,720
353,000	Textron Inc	14,864,830
123,000	Trimble Navigation Ltd (a)	3,264,420
132,000	Xylem Inc	5,025,240

		161,323,540

Technology — 11.37%
53,000	Akamai Technologies Inc (a)	3,336,880
353,000	Altera Corp	13,039,820
521,000	Atmel Corp (a)	4,373,795
16,184	Dropbox Inc (a)(c)(d)	309,134
87,000	Fidelity National Information Services Inc	5,411,400
247,000	Fiserv Inc (a)	17,529,590
13,000	Guidewire Software Inc (a)	658,190
113,000	IHS Inc Class A (a)	12,868,440
51,000	IMS Health Holdings Inc (a)	1,307,640
70,000	Microchip Technology Inc (b)	3,157,700
148,000	MSCI Inc Class A	7,021,120
115,000	Rackspace Hosting Inc (a)	5,383,150
176,000	Red Hat Inc (a)	12,168,640
35,000	ServiceNow Inc (a)(b)	2,374,750
9,000	Stratasys Ltd (a)(b)	747,990
37,000	Veeva Systems Inc Class A (a)	977,170
87,808	WeWork (a)(c)(d)	1,462,105
12,000	Workday Inc Class A (a)	979,320
96,000	Xilinx Inc	4,155,840

		97,262,674

Shares		Fair Value

Utilities — 0.09%
35,000	Calpine Corp (a)	$774,550

TOTAL COMMON STOCK — 95.75% (Cost $549,155,289)		$818,945,318

CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.01%
254,930	Living Social Series E, 0.00%(a)(c)(d)	61,183

Technology — 0.26%
20,098	Dropbox Series A, 0.00%(a)(c)(d)	383,896
98,726	Dropbox Series A-1, 0.00%(a)(c)(d)	1,885,785

		2,269,681

TOTAL CONVERTIBLE PREFERRED STOCK — 0.27% (Cost $2,515,860)		$2,330,864

PREFERRED STOCK

Technology — 0.23%
60,643	Atlassian Inc Class A (a)(c)(d)	1,152,217
12,149	Atlassian Inc Series 1 (a)(c)(d)	230,831
32,529	Atlassian Inc Series 2 (a)(c)(d)	618,051

		2,001,099

TOTAL PREFERRED STOCK — 0.23% (Cost $1,685,136)		$2,001,099

Principal Amount		Fair Value

SHORT TERM INVESTMENTS

U.S. Government Agency Bonds and Notes — 2.80%
	Federal Home Loan Bank
$ 5,000,000	0.00%, 01/02/2015	5,000,000
18,900,000	0.04%, 01/05/2015	18,899,916

		23,899,916

Repurchase Agreements — 2.62%
5,326,177	Undivided interest of 14.24% in a repurchase agreement (principal amount/value $37,395,006 with a maturity value of $37,395,193) with TD Securities (USA) Inc, 0.09%, dated 12/31/14 to be repurchased at $5,326,177 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 5.50%, 1/31/19 - 11/1/44, with a value of $38,142,906. (e)	5,326,177

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 1,121,206	Undivided interest of 25.43% in a repurchase agreement (principal amount/value $4,409,707 with a maturity value of $4,409,727) with Morgan Stanley & Co LLC, 0.08%, dated 12/31/14 to be repurchased at $1,121,206 on 1/2/15 collateralized by various U.S. Government Agency securities, 2.32% - 9.50%, 7/1/15 - 12/1/44, with a value of $4,497,901. (e)	$1,121,206

5,326,176	Undivided interest of 28.74% in a repurchase agreement (principal amount/value $18,535,607 with a maturity value of $18,535,710) with Scotia Capital (USA) Inc, 0.10%, dated 12/31/14 to be repurchased at $5,326,176 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.13%, 2/9/15 - 5/15/40, with a value of $18,906,436. (e)	5,326,176

5,326,176	Undivided interest of 6.14% in a repurchase agreement (principal amount/value $86,760,973 with a maturity value of $86,761,310) with BNP Paribas Securities Corp, 0.07%, dated 12/31/14 to be repurchased at $5,326,176 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.13% - 6.00%, 8/15/21 - 7/15/52, with a value of $88,496,192. (e)	5,326,176

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 5,326,176	Undivided interest of 6.35% in a repurchase agreement (principal amount/value $83,887,295 with a maturity value of $83,887,668) with Citigroup Global Markets Inc, 0.08%, dated 12/31/14 to be repurchased at $5,326,176 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 8.00%, 12/15/17 - 7/15/51, with a value of $85,565,041. (e)	$5,326,176

		22,425,911

TOTAL SHORT TERM INVESTMENTS — 5.42% (Cost $46,325,827)		$46,325,827

TOTAL INVESTMENTS — 101.67% (Cost $599,682,112)		$869,603,108

OTHER ASSETS & LIABILITIES, NET — (1.67)%		$(14,306,460)

TOTAL NET ASSETS — 100.00%		$855,296,648

(a)             Non-income producing security.

(b)             All or a portion of the security is on loan at December 31, 2014.

(c)             Restricted security; further details of these securities are included in a subsequent table.

(d)             Security is fair valued under procedures adopted by the Board of Directors.

(e)             Collateral received for securities on loan.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of December 31, 2014

At December 31, 2014, the Fund held the following restricted securities:

Security	Coupon	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets

Atlassian Inc Class A	N/A	04/09/2014	$970,288	$1,152,217	0.13%
Atlassian Inc Series 1	N/A	04/09/2014	194,384	230,831	0.03
Atlassian Inc Series 2	N/A	04/09/2014 - 05/20/2014	520,464	618,051	0.07
Dropbox Inc	N/A	05/01/2012	146,451	309,134	0.04
Dropbox Series A	0.00%	05/01/2012	181,869	383,896	0.04
Dropbox Series A-1	0.00%	05/01/2012	893,381	1,885,785	0.22
Living Social Series E	0.00%	04/01/2011	1,440,610	61,183	0.01
WeWork	N/A	12/09/2014	1,462,108	1,462,105	0.17

			$5,809,555	$6,103,202	0.71%

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

Great-West T. Rowe Price Mid Cap Growth Fund

ASSETS:
Investments in securities, fair value (including $21,942,755 of securities on loan)(a)	$847,177,197
Repurchase agreements, fair value(b)	22,425,911
Cash	10,359,466
Subscriptions receivable	1,235,816
Receivable for investments sold	2,373,481
Dividends receivable	209,184

Total Assets	883,781,055

LIABILITIES:
Payable to investment adviser	780,180
Payable upon return of securities loaned	22,425,911
Redemptions payable	2,514,115
Payable for investments purchased	2,762,462
Payable for distribution fees	1,739

Total Liabilities	28,484,407

NET ASSETS	$855,296,648

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,952,171
Paid-in capital in excess of par	572,025,744
Net unrealized appreciation	269,920,982
Accumulated net realized gain	9,397,751

NET ASSETS	$855,296,648

NET ASSETS BY CLASS
Initial Class	$847,059,338

Class L	$8,237,310

CAPITAL STOCK:
Authorized
Initial Class	110,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	38,541,805
Class L	979,909

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$21.98

Class L	$8.41

(a) Cost of investments	$577,256,201
(b) Cost of repurchase agreements	$22,425,911

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

Great-West T. Rowe Price Mid Cap Growth Fund

INVESTMENT INCOME:
Interest	$8,555
Income from securities lending	197,785
Dividends	5,129,678
Foreign withholding tax	(36,879)

Total Income	5,299,139

EXPENSES:
Management fees	8,358,387
Audit fees	23,705
Bank and custodian fees	43,570
Distribution fees - Class L	17,960
Investment administration fees	116,081
Other	87,886

Total Expenses	8,647,589

Less amount reimbursed by investment adviser	35,325
Less amount waived by distributor - Class L	51

Net Expenses	8,612,213

NET INVESTMENT LOSS	(3,313,074)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	107,711,207
Net realized gain on futures contracts	50,405

Net Realized Gain	107,761,612

Net change in unrealized depreciation on investments and foreign currency translations	(2,976,159)
Net change in unrealized depreciation on futures contracts	(50,540)

Net Change in Unrealized Depreciation	(3,026,699)

Net Realized and Unrealized Gain	104,734,913

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$101,421,839

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West T. Rowe Price Mid Cap Growth Fund

OPERATIONS:
Net investment loss	$(3,313,074)	$(3,185,941)
Net realized gain	107,761,612	84,431,749
Net change in unrealized appreciation (depreciation)	(3,026,699)	153,441,602

Net Increase in Net Assets Resulting from Operations	101,421,839	234,687,410

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(6,238,647)	(400,551)
Class L	(162,801)	(84,394)

From net investment income	(6,401,448)	(484,945)

From net realized gains
Initial Class	(94,659,294)	(67,111,613)
Class L	(2,044,669)	(959,869)

From net realized gains	(96,703,963)	(68,071,482)

Total Distributions	(103,105,411)	(68,556,427)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	224,469,752	231,947,282
Class L	7,238,462	5,840,313
Shares issued in reinvestment of distributions
Initial Class	100,897,941	67,512,164
Class L	2,207,470	1,044,263
Shares redeemed
Initial Class	(323,327,316)	(297,976,678)
Class L	(6,011,938)	(1,420,925)

Net Increase in Net Assets Resulting from Capital Share Transactions	5,474,371	6,946,419

Total Increase in Net Assets	3,790,799	173,077,402

NET ASSETS:
Beginning of year	851,505,849	678,428,447

End of year	$855,296,648	$851,505,849

CAPITAL SHARE TRANSACTIONS—SHARES:
Shares sold
Initial Class	9,840,746	11,221,255
Class L	696,238	541,440
Shares issued in reinvestment of distributions
Initial Class	4,512,982	3,085,223
Class L	254,745	104,143
Shares redeemed
Initial Class	(14,181,941)	(14,524,397)
Class L	(578,751)	(137,445)

Net Increase	544,019	290,219

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West T. Rowe Price Mid Cap Growth Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$22.03		$17.56		$16.24		$18.31	$14.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.09)	(a)	(0.09)	(a)	(0.03)	(a)	0.23	–
Net realized and unrealized gain (loss)	2.95		6.45		2.24		(0.55)	4.12

Total From Investment Operations	2.86		6.36		2.21		(0.32)	4.12

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.01)		(0.12)		(0.24)	–
From net realized gains	(2.73)		(1.88)		(0.77)		(1.51)	(0.76)

Total Distributions	(2.91)		(1.89)		(0.89)		(1.75)	(0.76)

NET ASSET VALUE, END OF YEAR	$21.98		$22.03		$17.56		$16.24	$18.31

TOTAL RETURN(b) (c)	12.78%		36.36%		13.67%		(1.69%)	27.55%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$847,059		$845,389		$677,541		$570,148	$553,984
Ratio of expenses to average net assets
Before reimbursement	1.03%		1.03%		1.03%		1.04%	1.05%
After reimbursement	1.03%		1.03%		1.03%		1.04%	1.05%
Ratio of net investment loss to average net assets
Before reimbursement	N/A		(0.42%)		(0.18%)		(0.53%)	(0.09%)
After reimbursement	(0.39%)		(0.42%)		(0.17%)		(0.53%)	(0.09%)
Portfolio turnover rate(d)	28%		29%		35%		42%	56%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed. Without the expense reimbursement, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West T. Rowe Price Mid Cap Growth Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$10.07		$8.92		$8.75		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.07)	(b)	(0.07)	(b)	(0.03)	(b)	0.39
Net realized and unrealized gain	1.35		3.26		1.19		0.15

Total From Investment Operations	1.28		3.19		1.16		0.54

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.16)		(0.22)		(0.40)
From net realized gains	(2.73)		(1.88)		(0.77)		(1.39)

Total Distributions	(2.94)		(2.04)		(0.99)		(1.79)

NET ASSET VALUE, END OF YEAR	$8.41		$10.07		$8.92		$8.75

TOTAL RETURN(c) (d)	12.49%		36.06%		13.33%		5.58%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$8,237		$6,117		$888		$292
Ratio of expenses to average net assets
Before reimbursement and waiver	1.80%		2.65%		6.91%		51.98%	(f)
After reimbursement and waiver	1.30%		1.30%		1.27%		1.29%	(f)
Ratio of net investment income (loss) to average net assets
Before reimbursement and waiver	N/A		(2.00%)		(5.97%)		(51.36%)	(f)
After reimbursement and waiver	(0.67%)		(0.65%)		(0.33%)		(0.67%)	(f)
Portfolio turnover rate(g)	28%		29%		35%		42%

(a)	Class L inception date was August 12, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived and expense reimbursed. Without the waiver and expense reimbursement, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including

Annual Report - December 31, 2014

model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the obeservability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.

Annual Report - December 31, 2014

		Level 1	Level 2	Level 3	Total

Assets

Investments, at fair value:
Common Stock	$	817,174,079 $	— $	1,771,239 $	818,945,318
Convertible Preferred Stock		—	—	2,330,864	2,330,864
Preferred Stock		—	—	2,001,099	2,001,099
Short Term Investments		—	46,325,827	—	46,325,827

Total Assets	$	817,174,079 $	46,325,827 $	6,103,202 $	869,603,108

Restricted Securities

Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - December 31, 2014

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Ordinary income	$6,401,448	$484,945
Long-term capital gain	96,703,963	68,071,482

	$103,105,411	$68,556,427

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of the Fund were unaffected by the reclassifications.

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
$–	$9,714,522	$(9,714,522)

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$	193,712
Undistributed long-term capital gains		12,570,990
Net unrealized depreciation on foreign currency		(14)
Capital loss carryforwards		–
Post-October losses		(209,284)
Net unrealized appreciation		266,763,329

Tax composition of capital	$	279,318,733

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October Ordinary Losses	Post-October Capital Losses
$ –	$ (209,284)

Annual Report - December 31, 2014

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

Federal tax cost of investments	$	602,839,779

Gross unrealized appreciation on investments		274,896,555
Gross unrealized depreciation on investments		(8,133,226)

Net unrealized appreciation on investments	$	266,763,329

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Fund. However, the Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding distribution fees, of 1.05% of the average daily net assets of the Fund. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

Annual Report - December 31, 2014

3. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $221,044,108 and $314,866,230, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2014 the Fund had securities on loan valued at $21,942,755 and received collateral of $22,425,911 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

5. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

6. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, 90% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West T. Rowe Price Mid Cap Growth Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A
Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson 8515 East	Chairman, President & Chief	Since 2008 (as Director)	Executive Vice President, Retirement Services, Great-West	62	N/A

Orchard Road, Greenwood Village, CO 80111 1961	Executive Officer, Director	Since 2014 (as Chairman) Since 2014 (as President and Chief Executive Officer)	Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance	N/A	N/A

Company, and London Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC;	N/A	N/A

formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’primary investment adviser.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)        (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015